SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2018:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	398,833	$136.44
Granted	188,550	173.48
Exercised	(54,934)	114.09
Forfeited	(26,832)	155.83
Expired	(1,000)	122.62
Options outstanding at December 31, 2018	504,617	$151.71	3.31	$1,733
Options exercisable at December 31, 2018	71,487	$135.89	2.13	$826

Summary of Non-Vested Restricted Stock Activity
The following is a summary of non-vested restricted stock activity as of and for the year ended December 31, 2018:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2017	2,985,239	$51.22
Granted	142,865	167.06
Vested	(55,502)	66.52
Forfeited	(10,000)	142.52
Non-vested restricted stock outstanding at December 31, 2018	3,062,602	$48.72

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2018	2017	2016
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	2.69%	1.77%	1.24%
Expected volatility	17.11%	17.41%	18.65%
Expected dividend yield	3.13%	2.82%	2.54%
Grant date fair value	$20.05	$17.23	$16.37

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2018	2017	2016
Stock options	$2,014	$1,451	$1,149
Non-vested restricted stock	13,494	11,842	11,170
Share-based compensation expense	$15,508	$13,293	$12,319